LEASES (Tables)	12 Months Ended
Jun. 30, 2022
Leases
SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION

Supplemental balance sheet information related to operating leases was as follows:

	As of June 30, 2022	As of June 30, 2021

Right-of-use assets, net	$4,589,678	$5,170,395

Operating lease liabilities - current	$184,700	$171,803
Operating lease liabilities - non-current	901,351	1,123,060
Total operating lease liabilities	$1,086,051	$1,294,863

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

The following is a schedule of maturities of lease liabilities are as follows:

Twelve months ending June 30,
2023	$241,248
2024	254,557
2025	254,992
2026	261,420
2027	233,689
Thereafter	2,276
Total future minimum lease payments	1,248,182
Less: imputed interest	162,131
Total	$1,086,051